11. FINANCIAL INSTRUMENTS: Schedule of financial assets measured at fair value by level (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 of fair value hierarchy
Assets
Fair value - Cash	$ 139,164	$ 205,238
Fair value - Due from optionees	12,751	61,249
Fair value - Other receivables	7,226	28,494
Fair value - Property deposits	1,439	1,561
Fair value - Assets	160,580	296,542
Level 2 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Level 3 of fair value hierarchy
Assets
Fair value - Cash	0	0
Fair value - Due from optionees	0	0
Fair value - Other receivables	0	0
Fair value - Property deposits	0	0
Fair value - Assets	0	0
Fair value - Cash	139,164	205,238
Fair value - Due from optionees	12,751	61,249
Fair value - Other receivables	7,226	28,494
Fair value - Property deposits	1,439	1,561
Fair value - Assets	$ 160,580	$ 296,542